[USAA EAGLE LOGO (R)]
USAA CORNERSTONE CONSERVATIVE FUND
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
USAA CORNERSTONE MODERATE FUND
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
USAA CORNERSTONE AGGRESSIVE FUND
USAA CORNERSTONE EQUITY FUND
SUPPLEMENT DATED MARCH 9, 2016
TO THE FUNDS’ PROSPECTUS
DATED OCTOBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (Funds). Please review this important information carefully.

The following disclosure is hereby added to the Cornerstone Conservative Fund’s Portfolio Manager(s) section on page 6:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016.

The following disclosure is hereby added to the Cornerstone Moderately Conservative Fund’s Portfolio Manager(s) section on page 14:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016.

The following disclosure is hereby added to the Cornerstone Moderate Fund’s Portfolio Manager(s) section on page 22:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016.

The following disclosure is hereby added to the Cornerstone Moderately Aggressive Fund’s Portfolio Manager(s) section on page 31:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016.

The following disclosure is hereby added to the Cornerstone Aggressive Fund’s Portfolio Manager(s) section on page 39:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016.

The following disclosure is hereby added to the Cornerstone Equity Fund’s Portfolio Manager(s) section on page 45:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016.

The following disclosure is hereby added to Funds’ Portfolio Manager(s) section on page 72:

Lance Humphrey, CFA, Executive Director of Global Multi Asset Portfolios, has co-managed the Fund since March 2016. Mr. Humphrey has 10 years of investment experience and has worked for us for nine years. Education: B.A., Finance, Texas State University. He holds the CFA designation and is a member of the CFA Society of San Antonio.

The following is added to the list of Funds available for investment table in the “Description of Underlying USAA Funds” section found on pages 74-76 of the Funds’ prospectus:

Fixed-Income Funds	Objective/Strategy
USAA Flexible Income Fund
total return through a combination of income and capital appreciation/invests in income-producing securities that carry the most attractive opportunity for total return, regardless of maturity or credit rating

USAA Government Securities Fund	high level of current income consistent with preservation of principal/ 80% in government securities
Alternative Funds	Objective/Strategy

USAA Global Managed Volatility Fund
long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions/combines domestic and foreign equity securities along with the use of bonds and an option-based risk-management alternative strategy to provide growth with greater downside risk controls

USAA Target Managed Allocation Fund
maximize total return, primarily through capital appreciation/ invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds and hedge funds, and real estate securities, including real estate investment trusts

98492-0316